UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-21962
                                   ---------

                                 Epiphany Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       306 West 7th Street, Suite 616              Fort Worth TX   76102
--------------------------------------------------------------------------------
   (Address of principal executive offices)             (Zip code)

                           Matrix Capital Group, Inc.
                             630 Fitzwatertown Road
                            Building A, Second Floor
                           Willow Grove, PA 19090-1904
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 817.529.0444
                                                   --------------

Date of fiscal year end:  10/30/2007
                        ------------

Date of reporting period: 04/30/2007
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS The Semi-Annual Report to Shareholders for the period ended April 30, 2007 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the "1940 Act")(17 CFR 270.30e-1) is filed herewith.

                                     [LOGO]

                                 EPIPHANY FUNDS

                               SEMI-ANNUAL REPORT

                                 April 30, 2007

[LOGO]
EPIPHANY FUNDS

Dear Fellow Epiphany Core Equity Fund Shareholders:

On the occasion of the Fund's first semi-annual report, I want to personally thank each of you for your support of and investment in the Fund. I am pleased to report the results of the Fund's operations for the period from its inception on January 8, 2007 through April 30, 2007. During that time, the Fund's NAV increased modestly from its initial price of $10.00 per share to $10.03 per share. The Fund also paid a dividend in March, and inclusive of that, total return for the period was 0.47%*.

Despite modest returns during this inception period, I believe that our investment strategy is sound and I'm confident that it should, over time, yield competitive returns to our shareholders. Notable early successes of the Fund's portfolio include Caterpillar, Smith International and Sallie Mae (a position sold prior to April 30) which all posted double-digit gains for the period. Some of the Fund's larger holdings - Harris Corporation, Quest Diagnostics, Lowe's Companies and UPS - unfortunately have lagged and held back the Fund's performance. But, to borrow one of my favorite phrases from St. Paul's epistles, investing always requires the virtue of "patient endurance". Buying quality companies at an attractive price is always a good investment strategy. Patience will prevail and I look for these securities to appreciate nicely during the months ahead.

As of April 30, 2007, the Fund's portfolio reflected the following industry weightings:

Telecommunications                                                        12.32%
Retail                                                                    11.01%
Transportation                                                            10.86%
Healthcare Products & Services                                            10.79%
Food                                                                       9.65%
Machinery                                                                  5.91%
Linen Supply                                                               5.55%
Chemicals                                                                  4.80%
Iron & Steel                                                               4.76%
Building Materials                                                         3.42%
Oil & Gas Services                                                         2.30%
Banks                                                                      2.27%
Distribution & Wholesale                                                   1.72%
Miscellaneous Manufacturing                                                1.60%
Household Products                                                         1.48%

The percentages in the above table are based on net assets of the Fund as of April 30, 2007 and are subject to change.

Our top priority right now is to add assets to the Fund and we are in the process of introducing the Fund to the investment community. We pledge our continued efforts to make this Fund a success. I ask you, whether it be by referral or prayer (or both), to please consider assisting us in our efforts.

Ultimately, the goal for this Fund is simple: to provide our shareholders with competitive long-term investment returns and give voice to Christian social justice in the marketplace. This is the only Fund, available to individuals, that seeks to implement all aspects of the U.S. Catholic Bishops' investment strategy - a strategy that is based on over a hundred years of Catholic social justice doctrine. My promise to you is to prayerfully and prudently apply these guidelines, along with a sound "nuts and bolts" investment approach to help you achieve your goals with this investment.

Peace in Christ,

/s/ Adam Auten

Adam Auten
Portfolio Manager
June 14, 2007

This report is intended for the Fund's Shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

* The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-877-977-3747. The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.

--------------------------------------------------------------------------------
Total Fund operating expense ratios as stated in the current Fund prospectus dated January 5, 2007 were as follows:

Total Operating Expenses, gross of fee waivers or expense reimbursements   2.21%
Total Operating Expenses after waiver and reimbursement **                 1.50%

** The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund through December 31, 2007. Total Gross Operating Expenses (Annualized) during the period from January 8, 2007 to April 30, 2007 were 38.16%. Please see the Information About Your Fund's Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended April 30, 2007.
--------------------------------------------------------------------------------

EPIPHANY FUNDS                                                SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Information About Your Fund's Expenses
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at inception date (01/08/07) and held for the entire period of 01/08/07 through 04/30/07. Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/08/07). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund's prospectus.

 Expenses and Value of a $1,000 Investment for the period since inception from
                           01/08/07 through 04/30/07

                                          Beginning     Ending Account
                                        Account Value       Value        Expenses Paid During
Actual Fund Return (in parentheses)        01/08/07        04/30/07             Period*
                                           --------        --------             -------
Epiphany Core Equity Fund  (+0.47%)      $ 1,000.00       $ 1,004.70            $ 4.65

*Expenses are equal to the Fund's annualized expense ratio of 1.50% for the Epiphany Core Equity Fund shares, multiplied by the average account value over the period, multiplied by 113/365 to reflect the period since inception from 01/08/07 to 04/30/07.

                                          Beginning     Ending Account
                                        Account Value       Value        Expenses Paid During
Hypothetical 5% Fund Return**              10/31/06        04/30/07             Period***
                                           --------        --------             -------
Epiphany Core Equity Fund                $ 1,000.00       $ 1,017.36            $ 7.50

**The hypothetical example has been calculated assuming that the Fund's date of inception was 10/31/06. The Fund's actual date of inception was 01/08/07.

***Expenses are equal to the Fund's annualized expense ratio of 1.50% for the Epiphany Core Equity Fund shares, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund's prospectus, which can be obtained from your investment representative or by calling 877-977-3747. Please read it carefully before you invest or send money.

                                                                  EPIPHANY FUNDS
                                                              SEMI-ANNUAL REPORT

EPIPHANY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2007
--------------------------------------------------------------------------------

                                                                        Shares                Value
                                                                      ---------             ---------
COMMON STOCK - (88.44%)

BANKS - (2.27%)
BB&T Corp.                                                                  261             $  10,863
                                                                                            ---------

BUILDING MATERIALS - (3.42%)
Simpson Manufacturing Co., Inc.                                             510                16,407
                                                                                            ---------

CHEMICALS - (4.80%)
Rohm & Haas Co.                                                             450                23,026
                                                                                            ---------

DISTRIBUTION & WHOLESALE - (1.72%)
W.W. Grainger, Inc.                                                         100                 8,262
                                                                                            ---------

FOOD - (9.65%)
H.J. Heinz Co.                                                              450                21,199
Hormel Foods Corp.                                                          380                14,474
Kellogg Co.                                                                 200                10,582
                                                                                            ---------
                                                                                               46,255
                                                                                            ---------

HEALTHCARE PRODUCTS & SERVICES - (10.79%)
Becton Dickinson & Co.                                                      272                21,404
Quest Diagnostics, Inc.                                                     620                30,312
                                                                                            ---------
                                                                                               51,716
                                                                                            ---------

HOUSEHOLD PRODUCTS - (1.48%)
Kimberly-Clark Corp.                                                        100                 7,117
                                                                                            ---------

IRON & STEEL - (4.76%)
Nucor Corp.                                                                 360                22,846
                                                                                            ---------

LINEN SUPPLY - (5.55%)
Cintas Corp.                                                                710                26,604
                                                                                            ---------

MACHINERY - CONSTRUCTION & MINING - (5.91%)
Caterpillar, Inc.                                                           390                28,322
                                                                                            ---------

MISCELLANEOUS MANUFACTURING - (1.60%)
Illinois Tool Works, Inc.                                                   150                 7,696
                                                                                            ---------

OIL & GAS SERVICES - (2.30%)
Smith International, Inc.                                                   210                11,012
                                                                                            ---------

RETAIL - (11.01%)
Lowe's Cos., Inc.                                                         1,034                31,599
TJX Cos., Inc.                                                              760                21,196
                                                                                            ---------
                                                                                               52,795
                                                                                            ---------

TELECOMMUNICATIONS - (12.32%)
Harris Corp.                                                              1,150                59,053
                                                                                            ---------

                                                                  EPIPHANY FUNDS
                                                              SEMI-ANNUAL REPORT

EPIPHANY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2007
--------------------------------------------------------------------------------

                                                                        Shares                Value
                                                                      ---------             ---------
TRANSPORTATION - (10.86%)
Arkansas Best Corp.                                                         510             $  20,094
United Parcel Service, Inc.                                                 454                31,975
                                                                                            ---------
                                                                                               52,069
                                                                                            ---------

     TOTAL COMMON STOCK (Cost $424,191)                                                       424,043
                                                                                            ---------

SHORT-TERM INVESTMENTS - (9.48%)
Huntington National Bank Money Market IV, 4.44% * (Cost $45,455)         45,455                45,455
                                                                                            ---------

TOTAL INVESTMENTS (Cost $469,646) - 97.92%                                                  $ 469,498

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 2.08%                                              9,972
                                                                                            ---------

NET ASSETS - 100%                                                                           $ 479,470
                                                                                            =========

* Rate shown represents the rate at March 31, 2007, is subject to change and resets daily.

   The accompanying notes are an integral part of these financial statements.

                                                                  EPIPHANY FUNDS
                                                              SEMI-ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - April 30, 2007 (Unaudited)
--------------------------------------------------------------------------------

                                                               Epiphany Core Equity Fund
                                                               -------------------------
Assets:
      Investments, at market (identified cost $469,646)               $ 469,498
      Due from adviser                                                   10,273
      Receivables:
             Dividends and interest                                         688
             Fund shares sold                                               100
      Prepaid expenses                                                    9,823
                                                                      ---------
                      Total assets                                      490,382
                                                                      ---------

Liabilities:
      Payables:
             Accrued 12b-1 fees                                             161
             Due to administrator                                         3,320
             Accrued expenses                                             7,431
                                                                      ---------
                      Total liabilities                                  10,912
                                                                      ---------

Net Assets                                                            $ 479,470
                                                                      =========


Sources of Net Assets:
             Paid-in capital                                          $ 478,353
             Undistributed net investment income                            301
             Accumulated net realized gain on investments                   964
             Net unrealized depreciation on investments                    (148)
                                                                      ---------

Total Net Assets                                                      $ 479,470
                                                                      =========

Net Asset Value and Offering Price Per Share
             (47,795 shares of beneficial interest issued and
             outstanding, unlimited shares authorized)                $   10.03
                                                                      =========

Redemption Price Per Share *                                          $    9.83
                                                                      =========

* A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

   The accompanying notes are an integral part of these financial statements.

                                                                  EPIPHANY FUNDS
                                                              SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                                  Epiphany Core Equity Fund *
                                                                  ---------------------------

                                                                        For the Period
                                                                             ended
                                                                        April 30, 2007
                                                                       ---------------
Investment Income:
      Interest                                                         $        1,186
      Dividends                                                                 1,139
                                                                       --------------
              Total investment income                                           2,325
                                                                       --------------

Expenses:
      Management fees                                                             697
      Legal fees                                                                5,475
      Accounting and transfer agent fees                                        6,567
      Distribution (12b-1) fees                                                   232
      Insurance                                                                   600
      Audit fees                                                                4,892
      Custodian fees                                                            1,825
      Miscellaneous expense                                                     4,562
      Trustee fees and expenses                                                 3,650
      Registration fees                                                         1,411
      Pricing fees                                                                342
      Compliance officer fees                                                   4,728
      Reports to shareholders                                                   1,129
                                                                       --------------
              Total expenses                                                   36,110
              Less: fees waived and expenses absorbed                         (34,690)
                                                                       --------------
              Net expenses                                                      1,420
                                                                       --------------

      Net investment income                                                       905
                                                                       --------------

Realized and unrealized gain (loss) on investments and foreign currency transactions:
      Net realized gain on investments                                            964
      Net change in unrealized depreciation on investments                       (148)
                                                                       --------------
      Net gain on investments                                                     816
                                                                       --------------

Net increase in net assets resulting from operations                   $        1,721
                                                                       ==============

*     The Epiphany Core Equity Fund commenced operations on January 8, (2007.)

   The accompanying notes are an integral part of these financial statements.

                                                                  EPIPHANY FUNDS
                                                              SEMI-ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                              Epiphany Core Equity Fund *
                                                              ---------------------------

                                                                    For the Period
                                                                         Ended
                                                                    April 30, 2007
                                                                    --------------
Operations:
      Net investment income                                         $         905
      Net realized gain on investments                                        964
      Net change in unrealized depreciation on investments                   (148)
                                                                    -------------
Net increase in net assets resulting from operations                        1,721

Distributions to shareholders from:
     Net investment income                                                   (604)

Capital share transactions:
      Increase in net assets from Fund share transactions                 378,353
                                                                    -------------

Increase in net assets                                                    379,470

Net Assets:
      Beginning of period                                                 100,000
                                                                    -------------
      End of period                                                 $     479,470
                                                                    ==============

    * The Epiphany Core Equity Fund commenced operations on January 8, (2007.)

   The accompanying notes are an integral part of these financial statements.

                                                                  EPIPHANY FUNDS
                                                              SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

                                                     Epiphany Core Equity Fund *
                                                     ---------------------------

                                                           For the Period
                                                                Ended
                                                           April 30, 2007
                                                           --------------

Net Asset Value, Beginning of Period                       $       10.00
                                                           -------------

Investment Operations:
      Net investment income (1)                                     0.02
      Net realized and unrealized gain on investments               0.03
                                                           -------------
           Total from investment operations                         0.05
                                                           -------------

Distributions from:
      Net investment income                                        (0.02)
                                                           -------------

Net Asset Value, End of Period                             $       10.03
                                                           =============

Total Return (2)                                                    0.47%

Ratios/Supplemental Data
      Net assets, end of period (in 000's)                 $         479

Ratio of expenses to average net assets:
      Before fees waived and expenses absorbed                     38.16% (3)
      After fees waived and expenses absorbed                       1.50% (3)

Ratio of net investment income (loss):
      Before fees waived and expenses absorbed                    (35.70) (3)
      After fees waived and expenses absorbed                       0.96% (3)

      Portfolio turnover rate                                         33%

*     The Epiphany Core Equity Fund commenced operations on January 8, (2007.)
(1)   Per share amounts were calculated using the average shares method.
(2)   Aggregate total return, not annualized.
(3)   Annualized.

   The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)                                   SEMI -ANNUAL REPORT
--------------------------------------------------------------------------------

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Epiphany Core Equity Fund (the "Fund"). The Fund became effective with the SEC on January 5, 2007 and commenced operations on January 8, 2007. The Fund is diversified. The Fund's investment objective is to achieve long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles. The investment adviser to the Fund is Trinity Fiduciary Partners LLC (the "Adviser").

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation--The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Standard Time) on each day when the New York Stock Exchange is open for trading. Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the "Board") has determined represents fair value. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. At April 30, 2007, no securities were valued by the Adviser.

      In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings;
(ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b) Federal Income Tax--The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c) Distribution to Shareholders--Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

d) Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other--Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

f) Redemption fees--Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)                                   SEMI -ANNUAL REPORT
--------------------------------------------------------------------------------

(2)   CAPITAL SHARE TRANSACTIONS

      Transactions in shares of capital stock for the Epiphany Core Equity Fund for the period from January 8, 2007 to April 30, 2007 were as follows:

                                                    Shares               Amount
                                                    ------               ------

Sold                                                 37,734             $377,749
Reinvested                                               61             $    604
Redeemed                                                 --                   --
                                                   --------             --------
Net Increase                                         37,795             $378,353
                                                   ========             ========

(3)   INVESTMENT TRANSACTIONS

      For the period from January 8, 2007 to April 30, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for the Epiphany Core Equity Fund were as follows:

                 Purchases                                  Sales
                 ---------                                  -----
                  $514,278                                 $91,051

      There were no government securities purchased or sold during the period.

(4)   ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

      Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement"). Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund's investment objective and policies. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund. For the period from January 8, 2007 to April 30, 2007, the Fund incurred $697 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at April 30, 2007.

      The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) at 1.50% of the Fund's average daily net assets through December 31, 2007. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time. For the period from January 8, 2007 to April 30, 2007, the Adviser waived management fees of $697 and reimbursed $33,993 of Fund expenses.

      A Trustee of the Trust is the Chief Executive Officer of the Adviser.

      The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. ("Matrix"). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund's first $25 million in assets, 0.06% on assets in excess $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million. For the period from January 8, 2007 to April 30, 2007, Matrix earned $6,567 for such services, with $1,930 remaining payable at April 30, 2007.

      Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the period from January 8, 2007 to April 30, 2007, Matrix earned $4,728 of compliance fees, with $1,390 remaining payable at April 30, 2007.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2007 (Unaudited)                                   SEMI -ANNUAL REPORT
--------------------------------------------------------------------------------

(4)   ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

      Matrix also acts as Distributor of the Trust's shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

      Certain officers of the Fund are officers and/or employees of Matrix.

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Adviser a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Fund. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this
Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the period from January 8, 2007 to April 30, 2007, the Fund incurred $232 of 12b-1 fees.

(5)   TAX MATTERS

      The Fund's tax-basis capital gains and losses are determined only at the end of each fiscal year and will be provided in the Fund's October 31, 2007 Annual Report. As of April 30, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of Investments                                                   $ 470,225
Gross Unrealized Appreciation                                             8,801
Gross Unrealized Depreciation                                            (9,528)
                                                                      ---------
Net Unrealized Depreciation                                           $    (727)
                                                                      =========

      The difference between book basis and estimated tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

      During the period from January 8, 2007 to April 30, 2007, the Fund distributed ordinary income in the amount of $604.

(6)   NEW ACCOUNTING PRONOUNCEMENTS

      On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implication of FIN 48, and its impact on the financial statements has not yet been determined.

      In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

EPIPHANY FUNDS

              APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

      The Board of Trustees of Epiphany Funds, including the Independent Trustees, unanimously adopted the proposed Management Agreement between the Trust, on behalf of the Epiphany Core Equity Fund, and Trinity Fiduciary Partners LLC at a meeting of the Board of Trustees held on December 1, 2006. The Board reviewed, considered and discussed such information as the Board deemed necessary to evaluate the proposed Management Agreement. The Board reviewed a memo from counsel regarding the duties of Trustees with respect to approval of investment advisory contracts. They discussed with counsel the fact that in fulfilling their responsibilities to a fund and its shareholders, Trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the Fund. They also discussed the specific factors Trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following: the investment performance of the Fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the Fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders.

      Finally, counsel discussed with the Board the fact that the 1940 Act and court decisions place the responsibility on the Board of Trustees (and especially the Independent Trustees) to exercise their good faith business judgment on behalf of the Fund and its shareholders in determining whether to enter into or renew an investment advisory contract. Counsel also noted that Trustees must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations and that their review should generally involve two fundamental areas of inquiry: the nature and quality of the services provided under the investment advisory contract and the reasonableness of the fee.

      The Trustees reviewed the responses to the investment adviser questionnaire provided to the Adviser by counsel as well as the proposed Management Agreement between the Trust and the Adviser, copies of which had previously been supplied to the Trustees for their review. As to the Adviser's business and qualifications of its personnel, the Trustees examined a copy of the Adviser's registration statement on Form ADV and discussed the experience of the Adviser's Portfolio Manager and Chief Executive Officer. The Trustees noted that the Adviser is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust. The Adviser informed the Trustees that it does not have an affiliated broker-dealer through which Fund transactions could be executed. The Trustees noted that the Adviser will receive the benefits of 12b-1 fees.

      As to the nature, extent and quality of the services to be provided by the Adviser to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Adviser would, subject to the supervision of the Board of Trustees of the Trust, provide or arrange to be provided to the Fund such investment advice as the Adviser in its discretion deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund's investment objective and policies. The Adviser will determine the securities to be purchased for the Fund, the portfolio securities to be held or sold by the Fund and the portion of the Fund's assets to be held uninvested, subject always to the Fund's investment objective, policies and restrictions, and subject further to such policies and instructions as the Board of Trustees may from time to time establish.

      The Adviser's Chief Executive Officer presented to the Board some history of the Adviser, and both he and the Portfolio Manager presented background information on the firm's personnel. The Portfolio Manager informed the Board that the firm consisted of four shareholders in addition to him and the Chief Executive Officer. The Trustees considered the investment experience of the Portfolio Manager, and the management experience of the Chief Executive Officer, as well as the quality of the services that they expect to receive from the Adviser. The Trustees discussed the task of achieving positive Fund performance while staying within the constraints of Socially Responsible Guidelines established by the United States Conference of Catholic Bishops. The Portfolio Manager stated that the Adviser is very confident that it will be able to make investments in companies that are good investments and at the same time consistent with the Bishop's principals. He also informed the Board that the Adviser had engaged a research firm to assist in providing services to the Fund. The Trustees then considered anticipated benefits to the Adviser other than investment advisory fees. Specifically, the Trustees noted that the Fund has a $25,000 soft dollar commitment to Matrix USA, LLC (Matrix USA, LLC is not affiliated with Matrix Capital Group, Inc.). The Portfolio Manager informed the Board that this research would be only for the benefit of this Fund. The Portfolio Manager also informed the Board that the Adviser anticipated that brokerage commissions would be approximately five cents per share. The Board considered the experience and resources to be dedicated to the Fund by the Adviser and concluded that, overall, the nature, extent and quality of the services to be provided to the Funds under the Management Agreement were consistent with the Board's expectations.

      Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund. However, as to the investment performance of the Adviser, the Adviser discussed the performance of its separate accounts totaling $8.8 million. The Trustees then considered the investment strategy presented by the Portfolio Manager. The Portfolio Manager informed the Board that the Adviser's investment strategy was such that it would implement the social screens called for by the Fund's principal investment strategies after the performance screen had been implemented. The Portfolio Manager further explained that the Adviser's primary focus in selecting investments would be performance. The Portfolio Manager also presented to the Board the investment philosophy of "economic value added," the philosophy upon which the Adviser's strategy was based. Based upon their review, the Trustees concluded that the Adviser's investment strategy was not overly concentrated and was in line with the investment strategies of other value and multi-cap funds. It was the consensus of the Trustees that the overall investment philosophy of the Adviser was satisfactory and that the research tools and overall approach employed by the Adviser would provide reasonable returns.

      As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Funds and compared those fees to management fees paid by funds in a peer group comprised of other mutual funds with a Catholic values or socially responsible investment objective. The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the peer group. The information showed that the Fund's contractual management fee of 0.75% was within the range for the peer group, while the Fund's total expense ratio was within the range of total expenses of the peer group. The Trustees also considered the Adviser's agreement to waive fees or reimburse expenses to the extent that the Fund's total operating expenses exceed certain limits. The Trustees concluded that the Fund's management fees were acceptable in light of the quality of services the Fund expects to receive from the Adviser and the level of fees paid by funds in the peer group. As to the profits to be realized by the Adviser, the Trustees reviewed the Adviser's estimates of its profitability and its financial condition. Based on their review, the Trustees concluded that they were satisfied that the Adviser's expected level of profitability from its relationship with the Fund was reasonable, competitive with that of comparable funds and not excessive.

      As to economies of scale and whether fee levels reflect those economies of scale, the Trustees noted that these factors were not relevant given the small size of the Fund; however, it was the consensus of the Board that the issue be revisited as the Fund grows.

      Based on the foregoing and having determined that the proposed Management Agreement is in the best interest of the Fund and its shareholders, the Board of Trustees, including a majority of those who are not "interested persons" as that term is defined in the Investment Company Act of 1940, as amended, approved the Management Agreement between Epiphany Funds, on behalf of the Epiphany Core Equity Fund, and Trinity Fiduciary Partners LLC substantially in the form submitted to the meeting.


Additional Information (Unaudited)
--------------------------------------------------------------------------------

      Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

      The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Commission's Public Reference Room may be obtained by calling 1-800-SEC-0330.

      A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 817-529-0444; and on the Commission's website at http://www.sec.gov.

      No later than August 29, 2006, the Fund will file Form N-PX, which will describe how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30, 2007.

================================================================================

                                 Epiphany Funds
                                 --------------
                               306 West 7th Street
                                    Suite 616
                              Fort Worth, TX 76102

                               INVESTMENT ADVISER
                               ------------------
                         Trinity Fiduciary Partners LLC
                               306 West 7th Street
                                    Suite 616
                              Fort Worth, TX 76102

                         ADMINISTRATOR & TRANSFER AGENT
                         ------------------------------
                           Matrix Capital Group, Inc.
                             630 Fitzwatertown Road
                            Building A, Second Floor
                           Willow Grove, PA 19090-1904

                                   DISTRIBUTOR
                                   -----------
                           Matrix Capital Group, Inc.
                               335 Madison Avenue
                                   11th Floor
                               New York, NY 10017

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  ---------------------------------------------
                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001

                                  LEGAL COUNSEL
                                  -------------
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                            Cincinnati, OH 45202-4089

                                 CUSTODIAN BANK
                                 --------------
                           Huntington Bancshares, Inc.
                                  7 Easton Oval
                               Columbus, OH 43219

================================================================================

ITEM 2.  CODE OF ETHICS.
         Not applicable at this time

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         Not applicable at this time.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         Not applicable at this time.

ITEM 6.  SCHEDULE OF INVESTMENT
         Included in Semi-Annual report to Shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         Not applicable Fund is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable Fund is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT COMPANY AND AFFILIATED PURCHASERS Not applicable Fund is an open-end management investment company.

ITEM 10. SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.
         (a)The registrant's principal executive and principal financial officers has concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

         (b)There were so significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

         (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

                                           /s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President      -------------------
Date:  June 15, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President     -------------------
Date: June 15, 2007

                                          /s/ Melissa Hankin
By Melissa Hankin, Treasurer              -------------------
Date:  June 15, 2007